Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,984	1,984
Effect of stock lending	30	30
Effect of delivery of treasury shares and share buyback programs	(9)	2
Weighted average number of ordinary and restricted shares at 30 June	2,005	2,016
Effect of share options, PSUs and restricted stock units	38	38
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2,043	2,054
Profit attributable to equity holders of AB InBev	$ 2,564	$ 1,977
Net impact of exceptional items on profit (refer to Note 7)	675	750
Profit before exceptional items, attributable to equity holders of AB InBev	3,239	2,727
Hyperinflation impacts	81	35
Underlying profit	$ 3,320	$ 2,762
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 30 June	2,005	2,016